Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Schedule of net income due to the exchange rates
	Fair value as at March 31, 2023
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$145,692	$-	$-	$145,692
Short-term investments - money market instruments	53,829	-	-	53,829
Investments in public companies	12,314	-	-	12,314
Investments in private companies	-	-	3,226	3,226

	Fair value as at March 31, 2022
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$113,302	$-	$-	$113,302
Short-term investments - money market instruments	90,455	-	-	90,455
Investments in public companies	13,916	-	-	13,916
Investments in private companies	-	-	3,852	3,852

Schedule of remaining contractual maturities of financial liabilities
	March 31, 2023
	Within a year	2-5 years	Total
Accounts payable and accrued liabilities	$36,737	$-	$36,737
Lease obligation	283	332	615
Deposits received	4,090	-	4,090
Total Contractual Obligation	$41,110	$332	$41,442

Schedule of net income due to the exchange rates
				Accounts payable	Net financial	Effect of +/- 10%
	Cash and cash	Short-term	Other	and accrued	assets	change in
	equivelents	investments	investments	liabilities	explosure	currency
US dollar	$70,461	$3,802	$2,527	$(68)	$76,790	$7,679
Australian dollar	249	-	2,996	-	3,245	325
	$70,710	$3,802	$5,523	$(68)	$80,035	$8,004